INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares MW shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 R$ / shares	Dec. 31, 2018 R$ / shares
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices	$ 614,100
Investments in associates	486,600
Revenue	10,192,818	$ 11,454,807	$ 9,700,296
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 3,790,000	$ 3,766,000
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	20.50%
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts (MW) | MW	900
Subordinated liabilities	$ 127,700
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	48.00%
Proportion of ownership interest in associate's power supply (percent)	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
Techgen S.A. de C.V. | Tenaris Investments S.à.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	22.00%
Proportion of ownership interest in associate's power supply (percent)	22.00%
Ordinary shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 2.45	$ 2.95		R$ 9.87	R$ 11.44
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	242.6
Preferred shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 2.36	$ 2.38		R$ 9.51	R$ 9.22
Preferred shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	8.5